COLUMBIA NEWPORT ASIA PACIFIC FUND
                                  (the "Fund")
                                 Class Z Shares

                Supplement to Prospectus dated November 1, 2003



The section entitled Portfolio Managers is revised in its entirety as follows:


Portfolio Managers

Jamie Chui, vice president of Columbia Management, is a co-manager of the Fund and was an analyst covering Asia Pacific companies from November, 2000 to July, 2001. Prior to joining Columbia Management, Ms. Chui was a research investment associate at Putnam Investments from December, 1997 to November, 2000. Prior to December, 1997, Ms. Chui was a domestic fixed income research associate with Loomis, Sayles & Company, L.P.

Eric Robert Lewis Sandlund, a senior equity portfolio manager and vice president of Columbia Management, is a co-manager of the Fund and co-managed the Fund since March, 2004. Mr. Sandlund has been associated with Columbia Management or its predecessors since June, 2002. Prior to joining Columbia Management in June, 2002 Mr. Sandlund was managing director and chief investment officer, Asia Pacific of Merrill Lynch Investment Managers (Merrill Lynch) in Singapore from January, 2000 to June, 2002. Prior to joining Merrill Lynch, Mr. Sandlund was a regional managing director and chief investment officer of Prudential Portfolio Managers (Asia) Limited in Hong Kong from 1994 to 1999.


736-36/204R-0304                                                  March 4, 2004



                       COLUMBIA NEWPORT ASIA PACIFIC FUND
                                  (the "Fund")
                             Class A, B and C Shares
         Replacing Supplement to the Prospectus dated February 13, 2004


The information in the table on page 6 entitled "Shareholder Fees" is replaced in its entirety with the following:

Shareholder Fees(2) (paid directly from your investment)

                                                                                  Class A       Class B     Class C
Maximum sales charge (load) on purchases (%)                                        5.75         0.00         0.00
(as a percentage of the offering price)
------------------------------------------------------------------------------- ------------- ------------ -----------
------------------------------------------------------------------------------- ------------- ------------ -----------
Maximum deferred sales charge (load) on redemptions (%)                             0.00         5.00         1.00
(as a percentage of the lesser of purchase price or redemption price)
------------------------------------------------------------------------------- ------------- ------------ -----------
------------------------------------------------------------------------------- ------------- ------------ -----------
Redemption fee (%)                                                                  (3)           (3)         (3)
(as a percentage of amount redeemed, if applicable)

(2) A $10 annual fee may be deducted from accounts of less than $1,000 and paid to the transfer agent. (3) There is a $7.50 charge for wiring sale proceeds to your bank.

The information in the table on page 10 entitled "Class A Sales Charges" is replaced in its entirety with the following:

Class A Sales Charges


                                                                                                     % of offering
                                                         As a % of the public     As a % of your   price retained by
                                                            offering price          investment     financial advisor
Amount purchased
------------------------------------------------------ ------------------------- ----------------- -------------------
------------------------------------------------------ ------------------------- ----------------- -------------------
Less than $50,000                                                5.75                  6.10               5.00
------------------------------------------------------ ------------------------- ----------------- -------------------
------------------------------------------------------ ------------------------- ----------------- -------------------
$50,000 to less than $100,000                                    4.50                  4.71               3.75
------------------------------------------------------ ------------------------- ----------------- -------------------
------------------------------------------------------ ------------------------- ----------------- -------------------
$100,000 to less than $250,000                                   3.50                  3.63               2.75
------------------------------------------------------ ------------------------- ----------------- -------------------
------------------------------------------------------ ------------------------- ----------------- -------------------
$250,000 to less than $500,000                                   2.50                  2.56               2.00
------------------------------------------------------ ------------------------- ----------------- -------------------
------------------------------------------------------ ------------------------- ----------------- -------------------
$500,000 or more                                                 2.00                  2.04               1.75

The section entitled Portfolio Managers is revised in its entirety as follows:

Portfolio Managers

Jamie Chui, vice president of Columbia Management, is a co-manager of the Fund and was an analyst covering Asia Pacific companies from November, 2000 to July, 2001. Prior to joining Columbia Management, Ms. Chui was a research investment associate at Putnam Investments from December, 1997 to November, 2000. Prior to December, 1997, Ms. Chui was a domestic fixed income research associate with Loomis, Sayles & Company, L.P.

Eric Robert Lewis Sandlund, a senior equity portfolio manager and vice president of Columbia Management, is a co-manager of the Fund and has co-managed the Fund since March, 2004. Mr. Sandlund has been associated with Columbia Management or its predecessors since June, 2002. Prior to joining Columbia Management in June, 2002 Mr. Sandlund was managing director and chief investment officer, Asia Pacific of Merrill Lynch Investment Managers (Merrill Lynch) in Singapore from January, 2000 to June, 2002. Prior to joining Merrill Lynch, Mr. Sandlund was a regional managing director and chief investment officer of Prudential Portfolio Managers (Asia) Limited in Hong Kong from 1994 to 1999.

736-36/204R-0304                                                  March 4, 2004